Income Taxes, Change in Unrecognized Tax Benefits (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of year	$ 5,005	$ 5,500
For tax positions related to the current year	877	279
For tax positions related to prior years	491	255
For tax positions related to prior years	(114)	(358)
Lapse of statute of limitations	(23)	(75)
Settlements with tax authorities	(167)	(596)
Balance at end of year	$ 6,069	$ 5,005